Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total For			Compensation Actually Paid To
Year	Joseph H. Capper	K. Todd Newton[1]	Timothy Wright[2]	Joseph H. Capper	K. Todd Newton	Timothy Wright	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (Thousands)	Net Sales (Thousands)
									TSR	Comp Peer Group TSR
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,182,208	$—	$—	$(14,959,560)	$—	$—	$2,095,753	$304,757	$74.56	$74.87	$48,578	$418,630
2024	1,389,859	—	—	5,120,182	—	—	2,769,174	2,054,675	105.95	72.03	42,419	348,879
2023	20,756,346	295,288	—	36,934,116	487,288	—	2,523,613	3,876,089	96.59	60.96	58,228	321,477
2022	—	1,172,121	4,810,234	—	1,040,121	(2,292,965)	1,773,574	796,402	30.62	61.64	(30,197)	267,841
2021	—	—	4,817,299	—	—	2,226,051	1,798,504	1,220,083	66.52	90.24	(10,285)	242,019

1	Mr. Newton served as our Interim Chief Executive Officer from September 2022 until January 2023.
2	Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022.
3	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i) for 2025 and 2024: Mr. Rice, Mr. Hulse, Ms. Whitlow and Ms. Maersk-Moller;
(ii) for 2023: Mr. Rice, Mr. Hulse, Ms. Whitlow and Peter M. Carlson (our former Chief Financial Officer);
(iii) for 2022 and 2021: Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine) and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
Mr. Newton served as our Interim Chief Executive Officer from September 2022 until January 2023.
Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022.
The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i) for 2025 and 2024: Mr. Rice, Mr. Hulse, Ms. Whitlow and Ms. Maersk-Moller;
(ii) for 2023: Mr. Rice, Mr. Hulse, Ms. Whitlow and Peter M. Carlson (our former Chief Financial Officer);
(iii) for 2022 and 2021: Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine) and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).

Adjustment To PEO Compensation, Footnote
The following table summarizes the differences between the Summary Compensation Table and the Compensation Actually Paid for Messrs. Capper, Newton and Wright, as well as the Summary Compensation Table and the Compensation Actually paid to our NEOs:

			Increase (Decrease) due to
Name	Year	Summary Compensation Table Total	Changes in Fair Value of Share-Based Payment Awards	Forfeiture of Share-Based Payment Awards	Compensation Actually Paid
Joseph H. Capper	2025	$7,182,208	$(22,141,768)	$—	$(14,959,560)
	2024	$1,389,859	$3,730,323	$—	$5,120,182
	2023	$20,756,346	$16,177,770	$—	$36,934,116
K. Todd Newton	2023	$295,288	$192,000	$—	$487,288
	2022	$1,172,121	$(132,000)	$—	$1,040,121
Timothy Wright	2022	$4,810,234	$(889,452)	$(6,213,747)	$(2,292,965)
	2021	$4,817,299	$(2,591,248)	$—	$2,226,051
Non-PEO NEOs	2025	$2,095,753	$(1,790,996)	$—	$304,757
	2024	$2,769,174	$(714,499)	$—	$2,054,675
	2023	$2,523,613	$1,522,212	$(169,736)	$3,876,089
	2022	$1,773,574	$(977,172)	$—	$796,402
	2021	$1,798,504	$(578,421)	$—	$1,220,083

Non-PEO NEO Average Total Compensation Amount	$ 2,095,753	$ 2,769,174	$ 2,523,613	$ 1,773,574	$ 1,798,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 304,757	2,054,675	3,876,089	796,402	1,220,083
Adjustment to Non-PEO NEO Compensation Footnote
The following table summarizes the differences between the Summary Compensation Table and the Compensation Actually Paid for Messrs. Capper, Newton and Wright, as well as the Summary Compensation Table and the Compensation Actually paid to our NEOs:

			Increase (Decrease) due to
Name	Year	Summary Compensation Table Total	Changes in Fair Value of Share-Based Payment Awards	Forfeiture of Share-Based Payment Awards	Compensation Actually Paid
Joseph H. Capper	2025	$7,182,208	$(22,141,768)	$—	$(14,959,560)
	2024	$1,389,859	$3,730,323	$—	$5,120,182
	2023	$20,756,346	$16,177,770	$—	$36,934,116
K. Todd Newton	2023	$295,288	$192,000	$—	$487,288
	2022	$1,172,121	$(132,000)	$—	$1,040,121
Timothy Wright	2022	$4,810,234	$(889,452)	$(6,213,747)	$(2,292,965)
	2021	$4,817,299	$(2,591,248)	$—	$2,226,051
Non-PEO NEOs	2025	$2,095,753	$(1,790,996)	$—	$304,757
	2024	$2,769,174	$(714,499)	$—	$2,054,675
	2023	$2,523,613	$1,522,212	$(169,736)	$3,876,089
	2022	$1,773,574	$(977,172)	$—	$796,402
	2021	$1,798,504	$(578,421)	$—	$1,220,083

Tabular List, Table

Important Financial Performance Measures
Net Sales
Adjusted EBITDA
R&D Goals

Total Shareholder Return Amount	$ 74.56	105.95	96.59	30.62	66.52
Net Income (Loss)	$ 48,578,000	$ 42,419,000	$ 58,228,000	$ (30,197,000)	$ (10,285,000)
Company Selected Measure Amount	418,630,000	348,879,000	321,477,000	267,841,000	242,019,000
PEO Name	Joseph H. Capper
Additional 402(v) Disclosure
The table above shows the relationships between the executive compensation actually paid to the PEOs and our other non-PEO NEOs and our TSR, in general declining as the TSR declined and increasing as the TSR increased, with exceptions largely reflecting one-time sign-on grants of equity awards and lump sum severance payments, among other items. In line with our Compensation Peer Group TSR, our TSR declined from 2021 to 2022, reflecting the market’s reaction to the end of FDA enforcement discretion in May 2021, resulting in our inability to sell certain of our products in the United States, and our unsuccessful Phase 2b KOA clinical trial, as well as poor market conditions for our peers generally. However, in 2023, the Company’s TSR increased substantially, as the Company made a number of changes that strengthened and focused the business, beginning in the latter part of 2022 and continuing through 2024. These changes included:
•the appointment of several members of senior management, including a new CEO, CFO, and COO;
•the strategic realignment of the business, resulting in the disbanding of our Regenerative Medicine business unit and the suspension of all activities related to our KOA program;
•strong commercial execution across all of our sites-of-service, with contributions across our Wound & Surgical product lines;
•the launch of new products to help drive growth in Wound & Surgical, including EPIEFFECT and AMNIOEFFECT; and
•a focus on improving the financial profile of the business,with a particular focus on reduction of general & administrative expenses and making additional changes that would enhance the profitability and free cash flow of the Company.

Our TSR encountered headwinds in 2025, specifically related to the uncertainty surrounding pending changes in Medicare reimbursement relating to certain of its products and the uncertainty that this would have on our business moving forward. The reimbursement changes that were ultimately enacted led to a decrease in the Company’s future anticipated sales. This led to a downward revision to the number of management’s PSUs expected to ultimately vest. This, in concert with decreases in TSR, led to a decrease in compensation actually paid to our executive officers in 2025.
As discussed in the Compensation Governance section above, the Compensation Committee modified the peer group in 2024 for compensation decisions. The change reflects changes to the Company’s business resulting from the June 2023 announcement of the elimination of the Company’s Regenerative Medicine business and to better align the peer group with the Company’s business operations and therapeutic focus.
Net Sales – Our net sales increased in each period from 2021 though 2025, reflecting a general trend of positive commercial execution over that period. Growth from 2021 to 2022 reflected recovery from the conclusion of the FDA’s period of enforcement discretion. Growth in 2022 to 2023 reflects a renewed focus on our Wound and Surgical enterprise, shifting the Company’s strategy away from Regenerative Medicine and the Company’s late stage pipeline, aided by the introduction of EPIEFFECT in the 2nd half of 2023. While 2024 brought headwinds due to the reimbursement environment, including turnover in our sales force to certain competitors, we were able to stabilize with the acquisition of Celera, which carried a higher reimbursement rate than our existing portfolio, and continue our growth trajectory.

Net sales growth in 2025 resulted from a continuation of this strategy. While we entered 2025 under the belief that reimbursement reform would occur early in the year with the introduction of the LCDs, this reform was delayed and, ultimately, not implemented. In light of these circumstances, we acquired the rights to sell EMERGE in the second quarter of 2025 and launched EPIXPRESS in the second half of 2025; the commercial successes of which allowed the Company to continue to achieve net sales growth.

Generally, our executive compensation increased in likewise fashion. Deviations in this correlation are generally explained by large, non-recurring grants, changes in share price, and fluctuations in future expectations regarding future revenue performance impacting attainment of performance awards.

Adjusted EBITDA – Our Adjusted EBITDA declined from 2021 to 2022, which was expected due, in part, to the end of enforcement discretion as mentioned above, along with other expenses, including higher general and administrative expenses as well as costs associated with the clinical trial and related research and development that we stopped pursing in 2023. However, Adjusted EBITDA grew substantially in 2023 and our executive compensation increased in parallel. In 2024, we continued to deliver a healthy improvement in our Adjusted EBITDA as stronger sales growth and continued expense management resulted in a year-over-year improvement in this profitability metric. While our Adjusted EBITDA continued to grow in 2025, our executive compensation did not increase as in prior years, due to the uncertainty of the Medicare reimbursement environment for our Wound products, which resulted in decreases in our share price and expected vesting of performance awards.
R&D Goals – The Company also set several R&D goals for the business in order to continue to bring new products to the market. In late 2022, we were able to successfully launch two such products for our Wound & Surgical business, and in 2023 and 2024, we also introduced new products to continue our portfolio expansion. We continue to invest in R&D activities with the aim of continuing to innovate, resulting in the launches of additional products in future periods.
	Our net income and loss variations from 2021 to 2022 were more reflections of the end of FDA enforcement discretion and other factors, and therefore had less impact on our executive compensation actually paid. From there, our net income took a general, upward trajectory from 2022 through 2025 (with 2023 net income being impacted by a significant, non-recurring income tax benefit), a trend which generally correlated with executive compensation.
Prior Peer Group Total Shareholder Return Amount	$ 74.87	$ 72.03	$ 60.96	$ 61.64	$ 90.24
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	R&D Goals
Joseph H. Capper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,182,208	1,389,859	20,756,346
PEO Actually Paid Compensation Amount	(14,959,560)	5,120,182	36,934,116
K. Todd Newton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			295,288	1,172,121
PEO Actually Paid Compensation Amount		487,288	487,288	1,040,121
TImothy Wright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,810,234	4,817,299
PEO Actually Paid Compensation Amount				(2,292,965)	2,226,051
PEO | Joseph H. Capper [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,141,768)	3,730,323
PEO | Joseph H. Capper [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | K. Todd Newton [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			192,000	(132,000)
PEO | K. Todd Newton [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | TImothy Wright [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(889,452)	(2,591,248)
PEO | TImothy Wright [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,213,747)	0
Non-PEO NEO | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,790,996)	(714,499)	1,522,212	(977,172)	(578,421)
Non-PEO NEO | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (169,736)	$ 0	$ 0